Impairment Of Exploration And Evaluation And Oil And Gas Properties - Summary of Assuming all Other Variables are Held Constant (Detail) - Oil And Gs Properties [Member] - Goodwill [member]	Dec. 31, 2022
Shenzi [Member]
Disclosure In Tabular Form Of Analysis In Respect Of Input Changes So That Recoverable Value Equals To Carrying Value [Line Items]
Commodity price % change	7.00%
Atlantis [Member]
Disclosure In Tabular Form Of Analysis In Respect Of Input Changes So That Recoverable Value Equals To Carrying Value [Line Items]
Commodity price % change	2.00%
Nominal discount rate (absolute terms)	10.00%